Goldman Sachs Variable Insurance Trust

Service Shares of
Goldman Sachs Growth Opportunities Fund

Supplement dated November 5, 2009 to the
Prospectus dated April 30, 2009 (the “Prospectus”)

The first two sentences in the “Dividends” section of the Prospectus are hereby deleted in their entirety and replaced with the following:

Distributions from investment company taxable income and distributions from net realized capital gains (if any) are declared and paid by the Fund at least annually.

This Supplement should be retained with the Prospectus for
future reference.

VITGRWOPSTK 11-09